Employee costs and share plans for employees, AstraZeneca Global Restricted Stock Plan (Details) - AstraZeneca Global Restricted Stock Plan	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Share plans
Weighted average fair value at beginning of period	£ 56.40	$ 36.22	£ 45.98	$ 31.57	£ 44.91	$ 31.03
Weighted average fair value - granted	74.08		63.13		48.67		$ 47.71	$ 42.06	$ 34.66
Weighted average fair value - forfeited	62.04		54.38		45.83		41.08	35.44	31.60
Weighted average fair value - cancelled	72.80						36.93	32.39	32.52
Weighted average fair value - exercised	49.29		40.28		47.20		$ 31.47	$ 28.82	$ 34.52
Weighted average fair value at end of period	£ 64.71	$ 41.89	£ 56.40	$ 36.22	£ 45.98	$ 31.57
Ordinary shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period		1,328,000		1,001,000		865,000
Number of shares granted		689,000		759,000		436,000
Number of shares forfeited		(113,000)		(115,000)		(82,000)
Number of shares exercised		(278,000)		(317,000)		(218,000)
Number of other equity instruments outstanding in share-based payment arrangement at end of period		1,626,000		1,328,000		1,001,000
ADR shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period		9,770,000		10,493,000		9,945,000
Number of shares granted		3,671,000		3,885,000		4,081,000
Number of shares forfeited		(1,077,000)		(1,199,000)		(1,094,000)
Number of shares cancelled		(9,000)		(1,000)		(2,000)
Number of shares exercised		(3,180,000)		(3,408,000)		(2,437,000)
Number of other equity instruments outstanding in share-based payment arrangement at end of period		9,175,000		9,770,000		10,493,000